SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Detail Textuals) - USD ($)	1 Months Ended	3 Months Ended								6 Months Ended		12 Months Ended
	Aug. 31, 2016	Feb. 28, 2018	Aug. 31, 2017	May 31, 2017	Feb. 28, 2017	Aug. 31, 2016	May 31, 2016	Feb. 29, 2016	Nov. 30, 2015	Feb. 28, 2018	Feb. 28, 2017	Aug. 31, 2017	Aug. 31, 2016	Aug. 31, 2015	Aug. 31, 2014
Summary Of Significant Accounting Policies [Line Items]
Operating loss		$ (35,808,404)	$ (9,355,293)	$ (9,474,796)	$ (15,861,823)	$ (129,710)	$ (13,701)	$ (24,912)	$ 0	$ (44,349,428)	$ (19,692,013)	$ (36,423,391)	$ (168,323)	$ (17,452)
Accumulated deficit	$ (215,870)	(85,582,121)	(37,128,829)			(215,870)				(85,582,121)		(37,128,829)	(215,870)
Cash and cash equivalents	$ 809	205,163	$ 217,694		689,906	$ 809				205,163	689,906	217,694	809	$ 5,427	$ 5,427
Research and development costs		284,053			315,551					569,942	320,651	1,086,599
Stock based compensation		$ 31,998,849			$ 14,270,634					$ 37,961,374	$ 17,709,352	$ 30,376,431	$ 72,309
Amortization period for customer relationships, brands and other non-contractual intangible assets										3 years		3 years
Common stock issued for acquisition of intellectual property (in shares)										40,000,000		40,000,000
Percentage of outstanding common stock on issued for the acquisition of certain intellectual property										26.00%		26.00%
Consideration shares held by Mr. Daniels	80,000,000
Common stock ownership percentage		50.00%								50.00%
Intellectual property historical cost		$ 0								$ 0
Management projections approximately		$ 582,800,000								$ 582,800,000
Number of years of patent remained												5 years
Proposed capital required to bring product/services into market												$ 582,800,000
Percentage of outstanding common stock					50.00%						50.00%
Common Stock
Summary Of Significant Accounting Policies [Line Items]
Common stock issued for acquisition of intellectual property (in shares)													40,000,000
Number of shares cancelled without consideration													80,000,000
Percentage increase in beneficial ownership of Company's common stock													50.00%